Document and Entity Information	Sep. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000761648
Document Type	8-K
Document Period End Date	Sep. 09, 2021
Entity Registrant Name	CEDAR REALTY TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-31817
Entity Tax Identification Number	42-1241468
Entity Address, Address Line One	928 Carmans Road
Entity Address, City or Town	Massapequa
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11758
City Area Code	(516)
Local Phone Number	767-6492
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.06 par value
Trading Symbol	CDR
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7-1/4% Series B Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Trading Symbol	CDRpB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6-1/2% Series C Cumulative Redeemable Preferred Stock, $25.00 Liquidation Value
Trading Symbol	CDRpC
Security Exchange Name	NYSE